Changes in material accounting policies	12 Months Ended
Dec. 31, 2023
Changes in material accounting policies
Changes in material accounting policies
6	Changes in material accounting policies

(i)               Deferred tax related assets and liabilities arising from a single transaction

The Group has adopted deferred tax related to assets and liabilities arising from a single transaction (amendments to IAS 12) from January 1, 2023. The amendments narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences – e.g. leases. For leases, an entity is required to recognize the associated deferred tax asset and liabilities from beginning of the earliest comparative period presented, with any cumulative effect recognized as an adjustment to retained earnings or other components of equity at that date. For all other transactions, the amendments apply to transactions that occur after the beginning of the earliest period presented.

The Group previously accounted for deferred tax on leases by applying the integrally linked approach, resulting in a similar outcome as under the amendments, except that the deferred tax asset or liability was recognized on a net basis. Following the amendments, the Group has recognized a separate deferred tax asset in relation to its lease liabilities and a deferred tax liability in relation to its right-of-use assets. However, there was no impact on the statement of financial position because the balances qualify for offset under paragraph 74 of IAS 12. There was also no impact on the opening retained earnings as at January 1, 2022 as a result of the change. The key impact for the Group relates to disclosure of the deferred tax assets and liabilities recognized (see Note 25).

(ii)             Material accounting policy information

The Group also adopted Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) from January 1, 2023. Although the amendments did not result in any changes to the accounting policies themselves, they impacted the accounting policies information disclosed in the financial statements.

The amendments require the disclosure of 'material', rather than 'significant', accounting policies. The amendments also provide guidance on the application of materiality to disclosure of accounting policies, assisting entities to provide useful, entity-specific accounting policy information that users need to understand other information in the financial statements.

Management reviewed the accounting policies and made updates to the information disclosed in note 8 - Material accounting policies (2022: Significant accounting policies) in certain instances in line with the amendments.

(iii)            Accounting standards issued but not yet effective

A number of new accounting standards are effective for annual periods beginning after January 1, 2024 and earlier application is permitted. However, the Group has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements.

The following new and amended accounting standards are not expected to have a significant impact on the Group's consolidated financial statements:

•	Classification of Liabilities as Current or Non-Current and Non-current Liabilities with Covenants (Amendments to /AS 1)
•	Supplier Finance Arrangements (Amendments to /AS 7 and IFRS 7)
•	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
•	Lack of Exchangeability (Amendments to /AS 21)